Income taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income taxes
Schedule of deferred tax assets not recognized
As at December 31	2025	2024
Deferred tax assets
Scientific research and experimental development	$3,358	$3,358
Non-capital losses	3,418	3,760
Other	2,188	1,226
Total deferred tax assets	$8,964	$8,344

Schedule of reconciliation of statutory rate to the income tax rate applied to the net (loss) income
Year ended December 31	2025	2024	2023
Net income loss before tax for the year
Canadian	$(1,494)	$(1,519)	$(1,654)
Foreign	(5,395)	736	757
	$(6,889)	$(783)	$(897)
Year ended December 31	2025	2024	2023
Canadian federal and provincial income taxes at 27% (2024 – 27%; 2023 – 27%)	$1,860	$(211)	$242
Permanent differences and other items	47	150	204
Deferred tax asset adjustments	(726)	(1,601)	(318)
Foreign tax rate in foreign jurisdictions	(768)	159	94
Change in unrecognized deferred tax assets	(621)	1,247	(247)
Total expense	$(208)	$(256)	$(25)

Schedule of losses available for application in future years
2037	$1,820
2040	2,774
2041	983
2042	1,664
2043	492
2044	1,723
2045	49
$9,505
2026	$1,469
2027	4,273
2031	461
2032	3,257
$9,460